Note 6 - Fixed Assets	3 Months Ended
Mar. 31, 2015
Notes
Note 6 - Fixed Assets

NOTE 6 – Fixed Assets

Fixed assets at March 31, 2015 were comprised furniture and equipment totaling $8,988, net of accumulated depreciation of $2,214; and warehouse fixtures totaling $2,725, net of accumulated depreciation of $747. Fixed assets at December 31, 2014 were comprised furniture and equipment totaling $9,735, net of accumulated depreciation of $1,467; and warehouse fixtures totaling $2,956, net of accumulated depreciation of $516.